FINANCIAL INSTRUMENTS - Interest (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 394	$ 372
Borrowing costs capitalised	(42)	(29)
Interest	352	343
5.7% notes
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 49	$ 49
Effective rate (as percent)	5.74%	5.74%
5.25% Notes
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 20	$ 37
Effective rate (as percent)	5.29%	5.47%
5.80% notes
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 23	$ 23
Effective rate (as percent)	5.85%	5.85%
6.35% notes
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 38	$ 38
Effective rate (as percent)	6.41%	6.41%
Other fixed rate notes
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 70	$ 70
Effective rate (as percent)	6.40%	6.39%
Capital leases
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 5	$ 4
Effective rate (as percent)	7.02%	6.56%
Other debt obligations
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 35	$ 35
Effective rate (as percent)	6.17%	6.25%
5.75% notes
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 49	$ 49
Effective rate (as percent)	5.79%	5.79%
Deposits on Pascua-Lama silver sale agreement (note 29)
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 5	$ 4
Effective rate (as percent)	2.82%	2.82%
Deposits on Pueblo Viejo gold and silver streaming agreement (note 29)
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 27	$ 29
Effective rate (as percent)	5.81%	6.07%
Other interest [Member]
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 73	$ 34